Significant Accounting Policies (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Long-term investments
Impairment charge	$ 6,608	$ 2,521	$ 1,928
Property and equipment
Depreciation expenses	$ 19,500	$ 21,800	$ 21,300
Minimum
Intangible assets other than goodwill
Estimated useful lives of intangible assets	2 years
Maximum
Intangible assets other than goodwill
Estimated useful lives of intangible assets	5 years
Computers and equipment | Minimum
Property and equipment
Estimated useful lives of assets	3 years
Computers and equipment | Maximum
Property and equipment
Estimated useful lives of assets	4 years
Furniture and fixtures
Property and equipment
Estimated useful lives of assets	5 years